CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2014	$ 2,793	$ 64,491		$ (2,088)	$ 20,345	$ 85,541
Balance, shares at Dec. 31, 2014	9,082,817
Comprehensive income			(4)		5,849	5,845
Share based compensation		38				38
Balance at Dec. 31, 2015	$ 2,793	64,529	(4)	(2,088)	26,194	91,424
Balance, shares at Dec. 31, 2015	9,082,817
Comprehensive income			(69)		62	(7)
Share based compensation		105				105
Exercise of options	$ 4	126				$ 130
Exercise of options, shares	20,100					20,100
Dividend distributed					(3,000)	$ (3,000)
Balance at Dec. 31, 2016	$ 2,797	64,760	(73)	(2,088)	23,256	88,652
Balance, shares at Dec. 31, 2016	9,102,917
Comprehensive income			208		2,396	2,604
Share based compensation		174				174
Exercise of options	$ 5	139				$ 144
Exercise of options, shares	19,584					19,583
Dividend distributed					(3,000)	$ (3,000)
Balance at Dec. 31, 2017	$ 2,802	$ 65,073	$ 135	$ (2,088)	$ 22,652	$ 88,574
Balance, shares at Dec. 31, 2017	9,122,501